Entity-Wide Disclosure (Schedule of Property, Plant and Equipment by Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, plant and equipment, net	$ 157,036	$ 91,005
North America [Member]
Property, plant and equipment, net	106,899	63,141
Europe and Middle East [Member]
Property, plant and equipment, net	46,239	25,360
Asia Pacific [Member]
Property, plant and equipment, net	3,805	2,504
Other [Member]
Property, plant and equipment, net	93
Israel [Member]
Property, plant and equipment, net	$ 31,500	$ 20,100